SHP ETF Trust
FIS Knights of Columbus Global Belief ETF
Schedule of Investments
February 28, 2023 (Unaudited)
Investments	Number of Shares	Value
COMMON STOCKS — 92.5%
Auto Components — 0.7%
Magna International, Inc.^	2,444	$136,521

Automobiles — 2.2%
Mercedes-Benz Group AG^	3,036	233,910
Tesla, Inc.*	853	175,471
		409,381
Banks — 7.9%
Bank of Montreal^	2,314	219,800
BNP Paribas SA^	2,820	197,829
CaixaBank SA^	48,000	206,263
Citizens Financial Group, Inc.	4,984	208,132
KB Financial Group, Inc.^	4,272	164,600
United Overseas Bank Ltd.^	10,235	227,487
Wells Fargo & Co.	5,052	236,282
		1,460,393
Beverages — 1.2%
Pernod Ricard SA^	1,045	219,096

Biotechnology — 1.3%
Horizon Therapeutics plc*^	2,184	239,126

Capital Markets — 0.9%
Franklin Resources, Inc.	5,874	173,107

Chemicals — 2.6%
Chemours Co. (The)	3,295	112,623
Nutrien Ltd.^	1,961	153,141
Shin-Ltsu Chemical Co., Ltd.^	1,540	216,503
		482,267
Construction & Engineering — 3.4%
AECOM	2,201	190,078
Quanta Services, Inc.	1,201	193,842
Stantec, Inc.^	4,183	243,523
		627,443
Consumer Finance — 1.3%
American Express Co.	1,355	235,757

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc. Class B*	1,157	353,093

Diversified Telecommunication Services — 1.0%
Nippon Telegraph & Telephone Corp.^	6,100	176,755

Electric Utilities — 1.6%
Entergy Corp.	1,205	123,958
Exelon Corp.	4,450	179,736
		303,694
Electrical Equipment — 0.8%
Fuji Electric Co. Ltd.^	4,005	154,655

Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	2,194	157,529

Food Products — 3.8%
Darling Ingredients, Inc.*	2,710	171,462
General Mills, Inc.	2,035	161,803
Nestle SA^	3,313	374,972
		708,237
Health Care Equipment & Supplies — 2.5%
Hoya Corp.^	1,604	158,616
ICU Medical, Inc.*	767	130,881
Sonova Holding AG^	731	180,322
		469,819
Health Care Providers & Services — 0.9%
Quest Diagnostics Inc.	1,152	159,391

Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc.	1,246	178,166

Insurance — 1.8%
Hartford Financial Services Group, Inc. (The)	2,473	193,586
MAPFRE, SA*^	67,000	144,097
		337,683
Interactive Media & Services — 5.0%
Alphabet, Inc. Class A*	3,649	328,629
Baidu, Inc.*^	9,167	157,426
Meta Platforms, Inc., Class A*	1,664	291,100
Tencent Holdings Ltd.^	3,150	137,886
		915,041
Internet & Direct Marketing Retail — 2.5%
Alibaba Group Holding Ltd.*^	9,200	101,382
Meituan, Class B*^ (b)	315	5,462
MercadoLibre, Inc.*	167	203,740
PDD Holdings Inc.*	1,630	143,000
		453,584
IT Services — 3.8%
Accenture plc^	890	236,339
Infosys Ltd.^	9,237	165,712
Visa, Inc.	1,335	293,620
		695,671
Machinery — 1.4%
Caterpillar, Inc.	1,068	255,839

Marine — 1.5%
A.P. Moller - Maersk A/S^	70	163,679
COSCO SHIPPING Holdings Co., Ltd.^	107,789	111,778
		275,457
Metals & Mining — 2.1%
BHP Group Ltd.^	5,874	179,043
Boliden AB^	4,895	201,905
		380,948
Multiline Retail — 0.9%
Target Corp.	1,019	171,702

Multi-Utilities — 1.2%
Veolia Environnement SA^	7,064	212,081

Oil, Gas & Consumable Fuels — 5.8%
Canadian Natural Resources Ltd.^	3,486	197,441
Cheniere Energy, Inc.	1,082	170,242
ConocoPhillips	1,933	199,776
Equinor ASA^	5,418	167,647
Pioneer Natural Resources Co.	710	142,291
Woodside Energy Group Ltd.^	7,671	185,760
		1,063,157
Paper & Forest Products — 0.9%
Suzano SA^	17,500	159,775

Personal Products — 1.9%
Natura & Co. Holding SA^	17,200	100,792
Unilever plc^	5,032	251,966
		352,758
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	3,560	245,497
Eli Lilly & Co.	979	304,684
Ipsen SA*^	1,780	204,060
Ono Pharmaceutical Co Ltd.^	6,700	136,740
		890,981
Real Estate Investment Trust — 0.9%
VICI Properties Inc.	4,814	161,413

Real Estate Management & Development — 1.0%
CK Asset Holdings Ltd.^	28,678	179,751

Road & Rail — 1.0%
CSX Corp.	6,201	189,069

Semiconductors & Semiconductor Equipment — 5.1%
ASML Holding NV^	380	235,347
Broadcom, Inc.	460	273,373
NVIDIA Corp.	688	159,726
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR^	3,204	278,972
		947,418
Software — 5.2%
Microsoft Corp.	3,204	799,142
ServiceNow, Inc.*	356	153,852
		952,994
Specialty Retail — 1.2%
Tractor Supply Co.	940	219,264

Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	4,788	705,799

Textiles, Apparel & Luxury Goods — 2.9%
Deckers Outdoor Corp.*	566	235,654
LVMH Moet Hennessy Louis Vuitton SE*^	364	304,572
		540,226
Trading Companies & Distributors — 1.0%
Ferguson plc^	1,225	177,150

Wireless Telecommunication Services — 0.9%
MTN Group Ltd.^	20,234	159,623

TOTAL COMMON STOCKS
(Cost $17,792,266)		17,041,814

SHORT-TERM INVESTMENTS — 7.2%
Money Market Fund
First American Treasury Obligations Fund, Class X, 4.480% (a)	1,329,277	1,329,277
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,329,277)		1,329,277

TOTAL INVESTMENTS — 99.7%
(Cost $19,121,543)		18,371,091
OTHER ASSETS LESS LIABILITIES — 0.3%		55,296
NET ASSETS — 100.0%		$18,426,387

*	Non-income producing security.
^	Foreign security.
(a)	7-day net yield.
(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Trustees. As of February 28, 2023, the value of these investments was $5,462 or 0.03% of total net assets.

SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FIS Knights of Columbus Global Belief ETF invested, as a percentage of net assets, in the following countries as of February 28, 2023:

United States	55.2%
France	6.2%
Canada	5.1%
Japan	4.6%
Cayman Islands	3.9%
Switzerland	3.0%
Ireland	2.6%
Australia	2.0%
Spain	1.9%
Taiwan, Province of China	1.5%
Brazil	1.4%
United Kingdom	1.4%
Netherlands	1.3%
Germany	1.3%
Singapore	1.2%
Sweden	1.1%
Jersey, Province of the United Kingdom	0.9%
Norway	0.9%
India	0.9%
Denmark	0.9%
South Korea	0.9%
South Africa	0.9%
China	0.6%
Other(1)	0.3%
100.0%
(1) Includes cash and net other assets (liabilities).

SHP ETF Trust
FIS Knights of Columbus Global Belief ETF
Notes to Quarterly Schedule of Investments
February 28, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

FIS Knights of Columbus Global Belief ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$17,041,814	$-	$-	$17,041,814
Money Market Fund	1,329,277	-	-	1,329,277
Total Investments	$18,371,091	$-	$-	$18,371,091

* See Schedule of Investments for segregation by industry type.